SUBSEQUENT EVENTS (Details Narrative) $ in Thousands	1 Months Ended
	Mar. 24, 2023 USD ($) shares	Mar. 24, 2023 CAD ($) shares	Mar. 21, 2023 USD ($)
SUBSEQUENT EVENTS
Cash commission	$ 6
Issue of common share | shares	253,700	253,700
Receive of second anniversary payment share | shares	500,000	500,000
Gross proceeds from issue of share	$ 207
Cash consideration		$ 250
Payment of outstanding note payable			$ 5,000